Income Taxes	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Note 16 - Income Taxes

Deferred income tax assets and liabilities are recognized for the expected future tax consequences of events that have been reflected in the financial statements. Deferred tax assets and liabilities are determined based on the differences between the book values and the tax bases of particular assets and liabilities and the tax effects of net operating loss and capital loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rate is recognized as income or expense in the period that included the enactment date.

The Company has incurred operating losses since its inception and therefore no tax liabilities have been incurred for the periods presented. The amount of unused tax losses (“NOL”) available for carryforward and to be applied against taxable income in future years totaled approximately $78.39 million at June 30, 2019. The Tax Cuts and Jobs Act changes the rules on NOL carryforwards. The 20-year limitation was eliminated for losses incurred for the 2018 tax year, giving the taxpayer the ability to carry forward losses indefinitely. However, NOL carry forward arising after January 1, 2018, will now be limited to 80% of taxable income. Internal Revenue Code Sec. 382 places limitations on the utilization of net operating losses.

The income tax provision benefit differs from the amount of tax determined by applying the Federal and States statutory rates as follows:

	June 30, 2019	June 30, 2018
Book income at federal statutory rate	21.00%	28.19%
State income tax, net of federal tax benefit	6.64%	6.02%
Change in valuation allowance	(43.68)%	13.50%
Research and development credit	5.00%	6.95%
Permanent difference	1.05%	-%
Change in Federal Statutory Rate	-%	(54.66)%
Others - net	9.99%	-%
Total	0.00%	0.00%

There was no current or deferred provision or benefit for income taxes for the fiscal years ended June 30, 2019 and 2018. The components of deferred tax assets as of June 30, 2019 and 2018 are as follows (rounded to nearest thousand):

	June 30, 2019	June 30, 2018
Deferred tax assets:
Net operating loss carry forwards	$21,416,000	$18,010,000
Accrued payroll	807,000	807,000
Stock compensation	2,943,000	2,649,000
Research and development credit	5,193,000	5,088,000
Other	100,000	114,000
	$30,459,000	$26,668,000
Valuation allowance	(30,459,000)	(26,668,000)
Total deferred taxes	$-	$-